Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,058	$ 23,198	$ 16,995
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	30,058	23,198	16,995
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Total revenue	20,927	18,336	14,850
Secure Microcontrollers | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	20,927	18,336	14,850
Secure Microcontrollers | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	20,927	18,336	14,850
Secure Microcontrollers | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	20,927	18,336	14,850
All Others
Disaggregation of Revenue [Line Items]
Total revenue	9,131	4,862	2,145
All Others | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	9,117	4,862	2,145
All Others | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	14
All Others | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	9,131	4,862	2,145
All Others | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	9,117	4,862	2,145
All Others | At One Point in Time | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	$ 14